Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (238)
Administration expenses	(2)	$ (1)	$ (2)
Net asset, ending of period	(278)	(238)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	381	428
Interest on plan assets	13	13	15
Net return on plan assets	40	(25)
Contributions	11	12
Benefits paid	(56)	(48)
Effect of translation on US plans	(1)	2
Net asset, ending of period	386	381	428
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(146)
Administration expenses	(2)	(1)	(2)
Net asset, ending of period	(170)	(146)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	368	416
Interest on plan assets	12	13	15
Net return on plan assets	40	(25)
Contributions	6	5
Benefits paid	(50)	(42)
Effect of translation on US plans	(1)	2
Net asset, ending of period	373	368	416
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(67)
Administration expenses	0	0	0
Net asset, ending of period	(86)	(67)
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	13	12
Interest on plan assets	1	0	0
Net return on plan assets	0	0
Contributions	4	6
Benefits paid	(5)	(5)
Effect of translation on US plans	0	0
Net asset, ending of period	13	13	12
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(25)
Administration expenses	0	0	0
Net asset, ending of period	(22)	(25)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	1	1
Benefits paid	(1)	(1)
Effect of translation on US plans	0	0
Net asset, ending of period	$ 0	$ 0	$ 0